SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 1.5%
	United States Treasury Notes, 1.375% due 8/31/2020	$200,000	$ 200,383
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2022	316,347	320,945
	Total U.S. Treasury Securities (Cost $516,356)		521,328
	U.S. Government Agencies — 0.3%
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	15,729	15,949
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	1.569% (LIBOR 3 Month + 0.35%) due 4/15/2025	50,000	48,733
[b]	1.70% due 12/20/2022	25,000	25,047
	Total U.S. Government Agencies (Cost $90,154)		89,729
	Mortgage Backed — 10.2%
	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-1 Class A2, 3.085% due 1/25/2047	6,038	6,041
[a,c]	Series 2017-1 Class A3, 3.644% due 1/25/2047	11,593	11,600
[a,c]	Series 2017-3 Class A1, 2.708% due 11/25/2047	7,612	7,607
[a,c]	Series 2017-3 Class M1, 3.90% due 11/25/2047	200,000	189,491
[a,c]	Series 2018-1 Class A1, 3.258% due 4/27/2048	24,695	25,018
[a,c]	Series 2018-2 Class A1, 3.674% due 7/27/2048	43,822	44,680
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.763% due 4/25/2048	56,607	58,116
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	69,035	70,354
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	77,996	79,693
[c]	Barclays Commercial Mortgage Securities LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	54,824	54,808
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	70,497	72,524
	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	21,018	21,007
[a,c]	Credit Suisse Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	72,624	74,079
[a,c]	DBUBS Mortgage Trust, Series 2011-LC2A Class A1FL, 1.541% (LIBOR 1 Month + 1.35%) due 7/12/2044	6,699	6,696
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Pool G15523, 2.50% due 8/1/2025	57,674	60,339
	Series K020 Class A1, 1.573% due 1/25/2022	49,164	49,277
	Series K036 Class A1, 2.777% due 4/25/2023	107,705	110,330
	Series K717 Class A2, 2.991% due 9/25/2021	98,964	100,230
[a]	Federal Home Loan Mtg Corp., REMIC, Series 3877 Class FA, 0.535% (LIBOR 1 Month + 0.35%) due 11/15/2040	84,912	84,914
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	54,315	58,425
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	37,642	40,183
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	155,999	165,708
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	10,573	10,673
	Federal National Mtg Assoc.,
	Pool AS7323, 2.50% due 6/1/2031	254,706	269,288
	Pool AS8538, 2.50% due 12/1/2026	144,744	151,432
	Pool FM1126, 3.00% due 3/1/2033	52,229	55,248
	Pool MA3557, 4.00% due 1/1/2029	112,973	119,693
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	55,834	56,647
[a,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	80,212	82,060
[a,c]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	71,431	72,231
[a,c]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	83,846	85,234
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.766% due 6/25/2048	47,838	48,754
[a,c]	Series 2019-1 Class A1, 3.454% due 1/25/2059	59,997	61,032
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2 Class A6, 3.00% due 5/25/2047	22,511	22,885
[a,c]	Series 2017-6 Class A5, 3.50% due 12/25/2048	42,481	43,175
[a,c]	Series 2018-6 Class 1A4, 3.50% due 12/25/2048	28,336	28,715
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	237,518	250,742
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-5A Class A1, 1.685% (LIBOR 1 Month + 1.50%) due 6/25/2057	42,461	42,522
[a,c]	Series 2018-NQM1 Class A1, 3.986% due 11/25/2048	58,266	60,251
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	100,113	100,943

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-2 Class A1, 3.677% due 6/1/2058	$ 44,749	$ 45,290
[a,c]	Series 2018-3 Class A1, 4.108% due 10/25/2058	148,510	151,887
[a,c]	Series 2019-3 Class A1, 2.784% due 7/25/2059	106,794	108,908
[a,c]	WF-RBS Commercial Mortgage Trust, Series 2011-C2 Class A4, 4.869% due 2/15/2044	226,032	227,924
	Total Mortgage Backed (Cost $3,408,003)		3,486,654
	Asset Backed Securities — 49.0%
	Advance Receivables — 3.2%
	New Residential Advance Receivables Trust Advance Receivables Backed,
[c]	Series 2019-T3 Class AT3, 2.512% due 9/15/2052	300,000	293,558
[c]	Series 2019-T4 Class AT4, 2.329% due 10/15/2051	300,000	296,143
[c]	NRZ Advance Receivables Trust, Series 2019-T1 Class AT1, 2.59% due 7/15/2052	150,000	146,797
[c]	Ocwen Master Advance Receivables Trust, Series 2019-T1 Class AT1, 2.514% due 8/15/2050	150,000	149,820
[c]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes , Series 2019-T1 Class AT1, 2.24% due 10/15/2051	200,000	198,765
			1,085,083
	Auto Receivables — 15.3%
	ACC Trust,
[c]	Series 2019-2 Class A, 2.82% due 2/21/2023	64,727	64,754
[c]	Series 2020-A Class A, 6.00% due 3/20/2023	212,628	213,757
	Ally Auto Receivables Trust, Series 2018-2 Class A3, 2.92% due 11/15/2022	93,582	94,779
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1 Class A, 2.99% due 7/15/2024	228,799	231,309
[c]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62% due 2/15/2024	257,870	260,583
[c]	Bank of The West Auto Trust, Series 2019-1 Class A2, 2.40% due 10/17/2022	115,006	115,797
	CarMax Auto Owner Trust, Series 2018-3 Class A3, 3.13% due 6/15/2023	247,289	252,605
	CarNow Auto Receivables Trust,
[c]	Series 2017-1A Class B, 4.35% due 9/15/2022	51,895	52,081
[c]	Series 2019-1A Class A, 2.72% due 11/15/2022	49,373	49,513
[c,d]	Series 2020-1A Class A, 1.76% due 2/15/2023	340,000	339,987
[c]	Carvana Auto Receivables Trust, Series 2020-N1A, 1.53% due 1/16/2024	174,473	175,313
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	84,965	84,974
	CPS Auto Receivables Trust,
[c]	Series 2019-A Class B, 3.58% due 12/16/2024	100,000	101,363
[c]	Series 2020-A Class A, 2.09% due 5/15/2023	245,112	247,158
[c]	DT Auto Owner Trust, Series 2016-4A Class D, 3.77% due 10/17/2022	162,043	162,596
[c]	Exeter Automobile Receivables Trust, Series 2020-1A Class A, 2.05% due 6/15/2023	173,434	174,343
[c]	Flagship Credit Auto Trust, Series 2017-1 Class C, 3.22% due 5/15/2023	239,846	241,452
	Foursight Capital Automobile Receivables Trust,
[c]	Series 2017-1 Class B, 3.05% due 12/15/2022	100,000	100,887
[c]	Series 2019-1 Class A2, 2.58% due 3/15/2023	57,479	57,865
	GLS Auto Receivables Issuer Trust,
[c]	Series 2019-4A Class A, 2.47% due 11/15/2023	42,017	42,439
[c]	Series 2020-1A Class A, 2.17% due 2/15/2024	231,887	234,482
	GLS Auto Receivables Trust,
[c]	Series 2018-2A Class A, 3.25% due 4/18/2022	747	747
[c]	Series 2018-3A Class A, 3.35% due 8/15/2022	14,454	14,517
[c]	Series 2019-1A Class A, 3.37% due 1/17/2023	13,463	13,576
[a,c]	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1 Class D, 1.735% (LIBOR 1 Month + 1.55%) due 9/25/2023	100,000	99,127
[c]	NextGear Floorplan Master Owner Trust, Series 2018-2A Class A2, 3.69% due 10/15/2023	100,000	101,202
	Nissan Auto Receivables Owner Trust, Series 2017-A Class A4, 2.11% due 5/15/2023	40,000	40,366
[b,c]	OSCAR US Funding Trust, Series 2018-1A Class A3, 3.23% due 5/10/2022	133,823	134,940
[b,c]	Oscar US Funding XI, LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	100,000	101,744
	Santander Drive Auto Receivables Trust, Series 2019-3 Class A2A, 2.28% due 2/15/2022	67,965	68,104
[c]	Skopos Auto Receivables Trust, Series 2019-1A Class A, 2.90% due 12/15/2022	218,716	220,269
[c]	Tesla Auto Lease Trust, Series 2019-A Class A2, 2.13% due 4/20/2022	100,000	101,107
[c]	U.S. Auto Funding, LLC, Series 2019-1A Class A, 3.61% due 4/15/2022	25,753	25,799
[c]	United Auto Credit Securitization Trust, Series 2020-1 Class A, 0.85% due 5/10/2022	350,000	350,011
[c]	Veros Automobile Receivables Trust, Series 2018-1 Class A, 3.63% due 5/15/2023	1,011	1,011
[a,c]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 0.685% (LIBOR 1 Month + 0.50%) due 11/15/2022	100,000	99,808
[c]	Westlake Automobile Receivables Trust, Series 2017-1A Class D, 3.46% due 10/17/2022	331,528	332,480
	World Omni Automobile Lease Securitization Trust, Series 2018-A Class B, 3.06% due 5/15/2023	210,000	211,569
			5,214,414

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Credit Card — 1.8%
[c]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90% due 9/20/2024	$220,000	$ 219,307
[c]	Fortiva Retail Credit Master Note Business Trust, Series 2018-1 Class A, 5.54% due 11/15/2023	200,000	205,424
[c]	Genesis Sales Finance Master Trust, Series 2019-AA Class A, 4.68% due 8/20/2023	200,000	198,993
			623,724
	Finance & Insurance — 11.3%
	Freed ABS Trust,
[c]	Series 2020-FP1 Class A, 2.52% due 3/18/2027	193,431	193,200
[c]	Series 2019-1 Class B, 3.87% due 6/18/2026	100,000	99,252
[c]	Series 2019-1 Class-A, 3.42% due 6/18/2026	17,150	17,181
[c]	Series 2019-2 Class A, 2.62% due 11/18/2026	97,963	97,886
[c]	Series 2020-2CP Class A, 4.52% due 6/18/2027	140,618	143,108
[c]	Aqua Finance Trust, Series 2019-A Class A, 3.14% due 7/16/2040	76,536	76,370
	Conn’s Receivables Funding, LLC,
[c]	Series 2019-A Class A, 3.40% due 10/16/2023	15,545	15,272
[c]	Series 2019-B Class A, 2.66% due 6/17/2024	99,225	97,625
	Dell Equipment Finance Trust,
[c]	Series 2017-2 2.47% due 10/24/2022	81,045	81,159
[c]	Series 2020-1 Class A2, 2.26% due 6/22/2022	100,000	101,672
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	125,913	125,066
	Lendingpoint Asset Securitization Trust,
[c]	Series 2019-1 Class A, 3.154% due 8/15/2025	19,943	19,841
[c]	Series 2019-2 Class A, 3.071% due 11/10/2025	110,729	109,619
[c]	Series 2020-1 Class A, 2.512% due 2/10/2026	185,066	185,018
[c]	LL ABS Trust, Series 2019-1A Class A, 2.87% due 3/15/2027	177,508	177,263
	MMAF Equipment Finance, LLC,
[c]	Series 2017-AA Class A3, 2.04% due 2/16/2022	36,404	36,483
[c]	Series 2017-AA Class A4, 2.41% due 8/16/2024	650,000	661,145
[c]	Pawnee Equipment Receivables, Series 2019-1 Class A2, 2.29% due 10/15/2024	175,000	176,773
[c]	Prosper Marketplace Issuance Trust, Series 2019-2A Class A, 3.20% due 9/15/2025	18,457	18,475
	Regional Management Issuance Trust,
[c]	Series 2018-1 Class A, 3.83% due 7/15/2027	100,000	98,659
[c]	Series 2018-2 Class A, 4.56% due 1/18/2028	250,000	253,829
[c]	SpringCastle Funding, Series 2019-AA Class A, 3.20% due 5/27/2036	79,784	80,646
[c]	Upstart Pass-Through Trust, Series 2020-ST3 Class A, 3.35% due 4/20/2028	93,503	91,569
	Upstart Securitization Trust,
[c]	Series 2018-2 Class B, 4.445% due 12/22/2025	34,033	34,013
[c]	Series 2019-1 Class B, 4.19% due 4/20/2026	240,530	239,486
[c]	Series 2019-2 Class A, 2.897% due 9/20/2029	112,462	112,666
[c]	Series 2019-2 Class B, 3.734% due 9/20/2029	150,000	144,424
[c]	Series 2019-3 Class A, 2.684% due 1/21/2030	220,373	220,890
[c]	Series 2019-3 Class B, 3.829% due 1/21/2030	150,000	143,209
			3,851,799
	Other Asset Backed — 11.8%
[c]	Consumer Lending Receivables Trust, Series 2019-A Class A, 3.52% due 4/15/2026	34,545	34,549
[c]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	100,000	100,123
[c]	Avant Loans Funding Trust, Series 2019-A Class A, 3.48% due 7/15/2022	22,096	22,124
[c]	AXIS Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89% due 7/20/2022	101,324	103,542
[c]	AXIS Equipment Finance Receivables VII, LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	96,880	98,351
[a,c]	Bayview Opportunity Master Fund, Series 2017-RT3 Class A, 3.50% due 1/28/2058	54,242	54,874
[a,c]	Bayview Opportunity Master Fund IV Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	87,003	88,951
	BCC Funding Corp. XVI, LLC,
[c]	Series 2019-1A Class A1, 2.30% due 10/20/2020	38,420	38,440
[c]	Series 2019-1A Class A2, 2.46% due 8/20/2024	175,000	175,230
[c]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	22,382	22,424
[c]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	39,285	38,777
[c]	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1 Class A, 2.26% due 3/15/2028	132,335	132,353
	Consumer Loan Underlying Bond Credit Trust,
[c]	Series 2018-P2 Class A, 3.47% due 10/15/2025	15,590	15,638
[c]	Series 2018-P3 Class A, 3.82% due 1/15/2026	24,249	24,400
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	142,232	142,918

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Foundation Finance Trust,
[c]	Series 2016-1A Class A, 3.96% due 6/15/2035	$ 29,669	$ 30,019
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	31,669	31,923
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	93,189	94,055
	Marlette Funding Trust,
[c]	Series 2019-2A Class A, 3.13% due 7/16/2029	125,904	126,821
[c]	Series 2019-4A Class A, 2.39% due 12/17/2029	117,854	118,434
[c]	Series 2020-1A Class B, 2.38% due 3/15/2030	150,000	151,576
	MVW Owner Trust, Series 2013-1X Class A, 2.15% due 4/22/2030	7,574	7,568
	Nationstar HECM Loan Trust,
[a,c]	Series 2018-2A Class A, 3.188% due 7/25/2028	7,834	7,836
[a,c]	Series 2019-1A Class A, 2.651% due 6/25/2029	53,236	53,440
[c]	Oportun Funding VII, LLC, Series 2017-B Class A, 3.22% due 10/10/2023	250,000	249,401
	PFS Financing Corp.,
[c]	Series 2018-B Class A, 2.89% due 2/15/2023	100,000	101,161
[c]	Series 2018-F Class A, 3.52% due 10/15/2023	100,000	103,052
[a,c]	Series 2019-B Class A, 0.735% (LIBOR 1 Month + 0.55%) due 9/15/2023	250,000	248,792
	PSNH Funding, LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	68,658	71,334
[c]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	51,770	51,776
	SCF Equipment Leasing, LLC,
[c]	Series 2017-2A Class A, 3.41% due 12/20/2023	55,392	55,536
[c]	Series 2018-1A Class A2, 3.63% due 10/20/2024	37,419	37,690
[c]	Series 2019-1A Class A1, 3.04% due 3/20/2023	154,636	154,671
[c]	Series 2019-2A Class A1, 2.22% due 6/20/2024	104,967	104,528
[c]	Sierra Timeshare Receivables Funding, LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	187,784	184,527
	Small Business Administration, Series 2009-20E Class 1, 4.43% due 5/1/2029	42,205	45,662
	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	13,180	14,150
	Small Business Lending Trust,
[c]	Series 2019-A Class A, 2.85% due 7/15/2026	55,145	53,486
[c]	Series 2020-A Class A, 2.62% due 12/15/2026	222,112	214,194
[c]	Sofi Consumer Loan Program Trust, Series 2019-2 Class A, 3.01% due 4/25/2028	63,507	64,258
[c]	Sofi Consumer Loan Program, LLC, Series 2016-3 Class A, 3.05% due 12/26/2025	21,107	21,120
[c]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	32,992	33,075
	Towd Point Mortgage Trust,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	43,229	43,970
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	70,346	73,901
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	221,362	232,874
[a,c]	Series 2019-HY2 Class 1, 1.185% (LIBOR 1 Month + 1.00%) due 5/25/2058	132,581	131,808
			4,005,332
	Student Loan — 5.6%
[a,c]	Earnest Student Loan Program, LLC, Series 2016-B Class A1, 2.235% (LIBOR 1 Month + 2.05%) due 2/26/2035	172,910	173,650
[a,c]	Navient Private Education Loan Trust, Series 2017-A Class A2B, 1.085% (LIBOR 1 Month + 0.90%) due 12/16/2058	143,205	142,380
[c]	Navient Private Education Refi Loan Trust, Series 2019-FA A1 Class A1, 2.18% due 8/15/2068	109,828	110,263
	Navient Student Loan Trust,
[a,c]	Series 2016-6A Class A2, 0.935% (LIBOR 1 Month + 0.75%) due 3/25/2066	62,577	62,287
[c]	Series 2018-EA Class A1, 3.43% due 12/15/2059	30,990	31,132
[a,c]	Series 2019-D Class A1, 0.585% (LIBOR 1 Month + 0.40%) due 12/15/2059	70,975	70,859
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 0.985% (LIBOR 1 Month + 0.80%) due 12/26/2033	130,317	127,830
[a,c]	Series 2015-3A Class A2, 0.785% (LIBOR 1 Month + 0.60%) due 2/27/2051	51,593	50,587
[a,c]	Series 2016-A Class A1A, 1.935% (LIBOR 1 Month + 1.75%) due 12/26/2040	34,373	34,460
[a,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 0.735% (LIBOR 1 Month + 0.55%) due 5/25/2057	23,529	22,702
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 0.735% (LIBOR 1 Month + 0.55%) due 6/25/2043	33,851	32,381
[a]	Series 2013-6 Class A3, 0.835% (LIBOR 1 Month + 0.65%) due 6/25/2055	211,934	203,655
	SMB Private Education Loan Trust,
[a,c]	Series 2015-A Class A2B, 1.185% (LIBOR 1 Month + 1.00%) due 6/15/2027	82,142	82,012
[a,c]	Series 2015-B Class A2B, 1.385% (LIBOR 1 Month + 1.20%) due 7/15/2027	90,243	90,203
[a,c]	Series 2016-B Class A2B, 1.635% (LIBOR 1 Month + 1.45%) due 2/17/2032	203,163	203,126
[a,c]	Series 2019-A Class A1, 0.535% (LIBOR 1 Month + 0.35%) due 2/16/2026	103,637	103,527
[a,c]	Series 2019-B Class A1, 0.535% (LIBOR 1 Month + 0.35%) due 7/15/2026	41,917	41,816
[a,c]	Series 2020-A Class A1, 0.485% (LIBOR 1 Month + 0.30%) due 3/15/2027	161,470	160,336
[c]	Sofi Professional Loan Program Trust, Series 2018-D Class A1FX, 3.12% due 2/25/2048	105,238	105,897
[c]	Sofi Professional Loan Program, LLC, Series 2016-B Class A2B, 2.74% due 10/25/2032	41,504	42,083

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
			1,891,186
	Total Asset Backed Securities (Cost $16,491,003)		16,671,538
	Corporate Bonds — 24.2%
	Automobiles & Components — 1.9%
	Automobiles — 1.3%
[c]	BMW US Capital, LLC, 2.95% due 4/14/2022	$130,000	$ 134,653
[a,c]	Daimler Finance North America, LLC, 1.292% (LIBOR 3 Month + 0.90%) due 2/15/2022	150,000	147,985
[c]	Hyundai Capital America, 3.95% due 2/1/2022	70,000	72,144
[a,c]	Nissan Motor Acceptance Corp., 0.996% (LIBOR 3 Month + 0.69%) due 9/28/2022	33,000	30,688
[b]	Toyota Motor Corp., 2.157% due 7/2/2022	18,000	18,550
[a]	Toyota Motor Credit Corp., 1.892% (LIBOR 3 Month + 0.54%) due 1/8/2021	50,000	50,058
	Trading Companies & Distributors — 0.6%
[b,c]	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406% due 2/28/2022	200,000	206,300
			660,378
	Banks — 2.8%
	Banks — 2.8%
[a,b,c]	ABN AMRO Bank N.V., 0.939% (LIBOR 3 Month + 0.57%) due 8/27/2021	200,000	200,888
[b,c]	Mizuho Bank Ltd., 2.70% due 10/20/2020	200,000	201,254
[a]	PNC Bank NA, 0.685% (LIBOR 3 Month + 0.33%) due 2/24/2023	250,000	249,595
	Santander Holdings USA, Inc., 4.45% due 12/3/2021	40,000	41,562
	Zions Bancorp N.A., 3.35% due 3/4/2022	250,000	257,650
			950,949
	Capital Goods — 0.3%
	Machinery — 0.3%
[a]	Wabtec Corp., 1.613% (LIBOR 3 Month + 1.30%) due 9/15/2021	100,000	100,000
			100,000
	Commercial & Professional Services — 0.3%
	Professional Services — 0.3%
	Verisk Analytics, Inc., 5.80% due 5/1/2021	100,000	104,208
			104,208
	Consumer Durables & Apparel — 0.6%
	Household Durables — 0.6%
[b,c]	Panasonic Corp., 2.536% due 7/19/2022	200,000	205,766
			205,766
	Diversified Financials — 3.0%
	Diversified Financial Services — 2.9%
	Citigroup, Inc.,
[a]	0.94% (SOFR + 0.87%) due 11/4/2022	100,000	99,466
	2.65% due 10/26/2020	100,000	100,704
[a,b]	Deutsche Bank AG, 1.599% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	96,614
[a]	Goldman Sachs Group, Inc., 1.513% (LIBOR 3 Month + 1.20%) due 9/15/2020	100,000	100,115
[a]	JPMorgan Chase & Co., 2.046% (LIBOR 3 Month + 1.21%) due 10/29/2020	125,000	125,226
	Morgan Stanley,
[a]	0.761% (SOFR + 0.70%) due 1/20/2023	125,000	124,446
[a]	0.911% (SOFR + 0.83%) due 6/10/2022	35,000	34,971
[a]	State Street Corp., 1.286% (LIBOR 3 Month + 0.90%) due 8/18/2020	100,000	100,129
[a,b,c]	UBS Group Funding Switzerland AG, 3.091% (LIBOR 3 Month + 1.78%) due 4/14/2021	200,000	202,356
	Insurance — 0.1%
[a,c]	AIG Global Funding, 0.757% (LIBOR 3 Month + 0.46%) due 6/25/2021	50,000	50,083
			1,034,110
	Energy — 1.2%
	Oil, Gas & Consumable Fuels — 1.2%
	BP Capital Markets America, Inc., 3.245% due 5/6/2022	25,000	26,210
	EQM Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	60,000	60,457
[c]	Midwest Connector Capital Co., LLC, 3.625% due 4/1/2022	99,000	101,434

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Occidental Petroleum Corp.,
[a]	1.684% (LIBOR 3 Month + 1.25%) due 8/13/2021	$ 20,000	$ 19,113
[a]	1.842% (LIBOR 3 Month + 1.45%) due 8/15/2022	70,000	63,636
[c]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	129,000	129,724
			400,574
	Food & Staples Retailing — 0.5%
	Food & Staples Retailing — 0.5%
[b,c]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	170,000	174,335
			174,335
	Food, Beverage & Tobacco — 1.7%
	Beverages — 0.7%
	Molson Coors Brewing Co., 2.10% due 7/15/2021	235,000	238,142
	Food Products — 0.7%
[a]	Conagra Brands, Inc., 1.82% (LIBOR 3 Month + 0.50%) due 10/9/2020	100,000	99,782
[a]	General Mills, Inc., 1.716% (LIBOR 3 Month + 0.54%) due 4/16/2021	20,000	20,041
	Mead Johnson Nutrition Co. (Guaranty: Reckitt Benckiser Group plc), 3.00% due 11/15/2020	100,000	100,941
	Tobacco — 0.3%
[a]	BAT Capital Corp., 1.014% (LIBOR 3 Month + 0.59%) due 8/14/2020	100,000	99,777
			558,683
	Health Care Equipment & Services — 0.9%
	Health Care Providers & Services — 0.9%
	Anthem, Inc., 2.50% due 11/21/2020	75,000	75,580
	Cigna Corp., 3.40% due 9/17/2021	175,000	180,787
	Express Scripts Holding Co., 2.60% due 11/30/2020	62,000	62,200
			318,567
	Insurance — 3.2%
	Insurance — 3.2%
[b]	Enstar Group Ltd., 4.50% due 3/10/2022	50,000	50,710
[c]	Guardian Life Global Funding, 3.40% due 4/25/2023	57,000	61,070
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	100,000	105,878
	Jackson National Life Global Funding,
[a,c]	0.795% (LIBOR 3 Month + 0.48%) due 6/11/2021	100,000	100,089
[c]	2.10% due 10/25/2021	100,000	101,821
[c]	MassMutual Global Funding II, 2.00% due 4/15/2021	200,000	202,646
[a,c]	Metropolitan Life Global Funding I, 0.65% (SOFR + 0.57%) due 9/7/2020	150,000	150,089
	Reliance Standard Life Global Funding II,
[c]	2.625% due 7/22/2022	75,000	77,073
[c]	3.85% due 9/19/2023	50,000	53,632
[b]	Willis Towers Watson plc, 5.75% due 3/15/2021	170,000	175,343
			1,078,351
	Materials — 0.1%
	Chemicals — 0.1%
[a,c]	Albemarle Corp., 1.442% (LIBOR 3 Month + 1.05%) due 11/15/2022	28,000	26,772
			26,772
	Media & Entertainment — 0.5%
	Media — 0.5%
[c]	Cox Communications, Inc., 3.25% due 12/15/2022	160,000	168,573
			168,573
	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
	Pharmaceuticals — 0.7%
[a,b]	AstraZeneca plc, 1.051% (LIBOR 3 Month + 0.67%) due 8/17/2023	65,000	64,817
[b]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	157,000	160,137
			224,954
	Real Estate — 0.9%
	Equity Real Estate Investment Trusts — 0.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	SBA Tower Trust,
[c]	2.836% due 1/15/2025	$100,000	$ 99,959
[c]	3.156% due 10/8/2020	200,000	200,208
			300,167
	Telecommunication Services — 1.3%
	Wireless Telecommunication Services — 1.3%
	Sprint Communications, Inc., 9.25% due 4/15/2022	400,000	440,952
			440,952
	Transportation — 0.3%
	Airlines — 0.2%
[c]	American Airlines Pass Through Trust, Series 2013-2 Class B, 5.60% due 1/15/2022	78,529	77,747
	Road & Rail — 0.1%
[c]	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.65% due 7/29/2021	35,000	35,819
			113,566
	Utilities — 4.0%
	Electric Utilities — 4.0%
[c]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	42,000	45,068
	CenterPoint Energy, Inc., 3.60% due 11/1/2021	150,000	155,713
[a]	Consolidated Edison Co. of New York, Inc., Series C, 0.697% (LIBOR 3 Month + 0.40%) due 6/25/2021	165,000	165,272
[a]	Duke Energy Florida, LLC, Series A, 0.61% (LIBOR 3 Month + 0.25%) due 11/26/2021	165,000	164,764
	Pacific Gas and Electric Co., 1.75% due 6/16/2022	100,000	100,154
	PNM Resources, Inc., 3.25% due 3/9/2021	165,000	167,465
	Public Service Enterprise Group, 2.65% due 11/15/2022	50,000	52,161
[a,c]	Southern Power Co., 0.856% (LIBOR 3 Month + 0.55%) due 12/20/2020	115,000	114,902
	Tampa Electric Co., 2.60% due 9/15/2022	185,000	191,085
	Virginia Electric & Power Co., 2.95% due 1/15/2022	205,000	210,568
			1,367,152
	Total Corporate Bonds (Cost $8,133,710)		8,228,057
	Municipal Bonds — 1.2%
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.244% due 3/1/2021	50,000	50,388
	2.474% due 3/1/2022	50,000	51,152
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	100,000	100,366
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	30,000	30,489
	2.631% due 6/15/2024	25,000	25,209
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	120,000	123,714
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	20,000	20,968
	4.00% due 9/15/2021	20,000	20,662
	Total Municipal Bonds (Cost $415,459)		422,948
	Short-Term Investments — 15.5%
[e]	Thornburg Capital Management Fund	529,023	5,290,232
	Total Short-Term Investments (Cost $5,290,232)		5,290,232
	Total Investments — 101.9% (Cost $34,344,917)		$34,710,486
	Liabilities Net of Other Assets — (1.9)%		(649,590)
	Net Assets — 100.0%		$34,060,896

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $21,192,350, representing 62.22% of the Fund’s net assets.
d	When-issued security.
e	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Low Duration Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.